EARNINGS PER SHARE (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Abstract]
Net income from continuing operations	$ 5,882	$ 27,058	$ 20,145
Net (loss) income from discontinued operations	(59,311)	5,594	18,412
Net (loss) income	$ (53,429)	$ 32,652	$ 38,557
Weighted average number of shares outstanding - basic	24,432	24,426	19,120
Impact of restricted stock units	133	152	0
Weighted average number of shares outstanding - diluted	24,565	24,578	19,120